Shareholder Fees	May 01, 2026
Global Luxury Goods Fund | Global Luxury Goods Fund Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Gold and Precious Metals Fund | Gold and Precious Metals Fund Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
World Precious Minerals Fund | World Precious Minerals Fund Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Global Resources Fund | Global Resources Fund Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Near-Term Tax Free Fund | Near-Term Tax Free Fund Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
U.S. Government Securities Ultra-Short Bond Fund | U.S. Government Securities Ultra-Short Bond Fund Shares
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%